Events Subsequent to the Date of the Report of Independent Registered Public Accounting Firm (Unaudited)	9 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
Events Subsequent to the Date of the Report of Independent Registered Public Accounting Firm
Note 8 – Events Subsequent to the Date of the Report of Independent Registered Public Accounting Firm (Unaudited)
The Company has evaluated subsequent events through November
15
,
2022 (on an unaudited basis), which is the date the consolidated financial statements were reissued.
As of November
15
,
2022, in addition to the six existing classes of its common stock as described in “Note 2 – Capitalization,” the Company intends to offer and sell three additional classes of its common stock (Class A-I shares, Class A-II shares and Class A-III shares (together, the “anchor shares”)) in the Offering through certain financial intermediaries identified by the Company as described below. The intended fees and other items associated with the anchor shares are noted below.
No upfront selling commissions, dealer manager fees, stockholder servicing fees will be charged with respect to the anchor shares, including shares issued in respect of distributions on such shares under the distribution reinvestment plan. Under the partnership agreement, no performance participation allocation will be paid on Class A-I units, Class A-II units or Class A-III units of the Operating Partnership. The lower management fees and no performance associated with the anchor shares will not be borne by the other share classes in this offering.
Anchor shares are not being offered to all investors in the Offering, but only through certain financial intermediaries identified by the Company whose clients initially purchase founder shares during the initial founder shares offering period and that in the aggregate subscribe for shares with minimum aggregate proceeds to the Company as of certain specified measurement dates. The Company reserves the right to waive the minimum anchor shares subscription requirements and/or to extend the anchor shares measurement dates in the Company’s sole discretion, subject to approval by a majority of its board of directors (including a majority of its independent directors), the members of which are accountable to the Company’s stockholders as fiduciaries.
The Company will pay the Adviser a management fee equal to 1.00% of NAV for Class A-I shares per annum payable monthly. The Company will pay the Adviser a management fee equal to 1.00% of NAV for Class A-II shares per annum payable monthly; provided that, for the period from January 1, 2023 through June 30, 2026, this management fee will be reduced to 0.92% of NAV for Class A-II shares per annum payable monthly. The Company will pay the Adviser a management fee equal to 1.00% of NAV for Class A-III shares per annum payable monthly; provided that, for the period from January 1, 2023 through December 31, 2026, this management fee will be reduced to 0.85% of NAV for Class A-III shares per annum payable monthly. Additionally, to the extent that the Operating Partnership issues Operating Partnership units to parties other than the Company, the Operating Partnership will pay the Adviser a management fee equal to (1) 1.00% of NAV of the Operating Partnership attributable to Class A-I units not held by the Company; (2) 1.00% of NAV of the Operating Partnership attributable to Class A-II units not held by the Company provided that, for the period from January 1, 2023 through June 30, 2026, this management fee will be reduced to 0.92% of NAV of the Operating Partnership attributable to Class A-II units not held by the Company and (3) 1.00% of NAV of the Operating Partnership attributable to Class A-III units not held by the Company provided that, for the period from January 1, 2023 through December 31, 2026, this management fee will be reduced to 0.85% of NAV of the Operating Partnership attributable to Class A-III units not held by the Company, in each case per annum payable monthly.
The total aggregate repurchases of Class S shares, Class I Shares, Class D shares, Class F-S shares,
Class F-D
shares, Class F-I shares, Class A-I shares, Class A-II shares, Class A-III shares and Class E shares will be limited to 2% of the aggregate NAV per month and 5% of the aggregate NAV per calendar quarter.